Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProFunds
Prospectus Date	rr_ProspectusDate	Jul. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROFUNDSBitcoin Strategy ProFund (BTCFX)
Short Bitcoin Strategy ProFund (BITIX)(each a “Fund” and collectively the “Funds”)Supplement dated July 26, 2024to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information, each dated November 30, 2023, as supplemented or amendedImportant Notice Regarding Change in Name, Investment Objective, and Principal Investment Strategy* * * * *On July 18, 2024, the Board of Trustees (the “Board”) of ProFunds (the “Trust”) approved a change to each Fund’s name effective on or about September 27, 2024. Bitcoin Strategy ProFund’s name will change to Bitcoin ProFund, and Short Bitcoin Strategy ProFund’s name will change to Short Bitcoin ProFund.Additionally, the Board approved a change to the Short Bitcoin Strategy ProFund’s underlying index from the Bloomberg Galaxy Bitcoin Index to the Bloomberg Bitcoin Index, which results in a change to the Short Bitcoin Strategy ProFund’s investment objective.These changes are scheduled to become effective on or about September 27, 2024.As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus as indicated below.Name1.All references to each Fund’s current name are replaced with its respective new name.Investment Objective – Short Bitcoin Strategy ProFund Only2.The first paragraph under the section entitled “Investment Objective” is replaced with the following:Short Bitcoin ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”).Principal Investment Strategies – Short Bitcoin Strategy ProFund Only3.The fourth paragraph of the section entitled “Principal Investment Strategies” is replaced with the following:The Index is designed to measure the performance of a single bitcoin traded in USD and seeks to provide a proxy for the bitcoin market. The Index price is a composite of U.S. dollar-bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index is published under the Bloomberg ticker symbol “BITCOIN”.For more information, please contact the Funds at 1-888-776-3637Please retain this supplement for future reference.
Short Bitcoin Strategy ProFund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROFUNDSBitcoin Strategy ProFund (BTCFX)
Short Bitcoin Strategy ProFund (BITIX)(each a “Fund” and collectively the “Funds”)Supplement dated July 26, 2024to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information, each dated November 30, 2023, as supplemented or amendedImportant Notice Regarding Change in Name, Investment Objective, and Principal Investment Strategy* * * * *On July 18, 2024, the Board of Trustees (the “Board”) of ProFunds (the “Trust”) approved a change to each Fund’s name effective on or about September 27, 2024. Bitcoin Strategy ProFund’s name will change to Bitcoin ProFund, and Short Bitcoin Strategy ProFund’s name will change to Short Bitcoin ProFund.Additionally, the Board approved a change to the Short Bitcoin Strategy ProFund’s underlying index from the Bloomberg Galaxy Bitcoin Index to the Bloomberg Bitcoin Index, which results in a change to the Short Bitcoin Strategy ProFund’s investment objective.These changes are scheduled to become effective on or about September 27, 2024.As of the effective date, the following information will supplement or replace the corresponding information in each Fund’s Summary Prospectus as indicated below.Name1.All references to each Fund’s current name are replaced with its respective new name.Investment Objective – Short Bitcoin Strategy ProFund Only2.The first paragraph under the section entitled “Investment Objective” is replaced with the following:Short Bitcoin ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”).Principal Investment Strategies – Short Bitcoin Strategy ProFund Only3.The fourth paragraph of the section entitled “Principal Investment Strategies” is replaced with the following:The Index is designed to measure the performance of a single bitcoin traded in USD and seeks to provide a proxy for the bitcoin market. The Index price is a composite of U.S. dollar-bitcoin trading activities reported by certain digital asset trading platforms that are evaluated based on a variety of different criteria, including the trading platforms’ oversight and governance controls, liquidity, capital controls, data transparency and data integrity. The digital asset trading platforms included in the Index are reevaluated quarterly. The Index is constructed and maintained by Bloomberg Index Services Limited. More information about the Index is published under the Bloomberg ticker symbol “BITCOIN”.For more information, please contact the Funds at 1-888-776-3637Please retain this supplement for future reference.